Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	16,023,164
Common stock, shares outstanding	16,023,164	15,000,000
Common stock dividend shares	8,164
Series A 8% Cumulative Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	1,413	0
Preferred stock, shares outstanding	1,413	0
Accounts Payable and Accruals [Member]
Current liabilities of VIE	$ 95,720	$ 318,073
Other Current Assets [Member]
Current assets attributable to VIE	4,351	3,656
Inventories [Member]
Current assets attributable to VIE	117,816	257,798
Accounts Receivable [Member]
Current assets attributable to VIE	49,624	138,333
Cash [Member]
Current assets attributable to VIE	$ 5,561	$ 22,571